OWC Pharmaceutical Research Corp. - Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Cash Flows
Net loss	(404,603)	(509,013)	(5,070,673)	(318,310)
Amortization of debt discount	0	34,034	34,034	71,033
Depreciation	$ 2,181	$ 0	$ 2,740	$ 0
Common stock issued for services	500	455,430	567,716	28,000
Fair value of warrants issued for services	10,839	0	3,857,136	107,074
(Increase) decrease in current assets	24,090	0	(24,090)	0
Accounts payable - related party	(138)	0	138	0
Increase (decrease) in accounts payable	20,788	0	16,519	0
Increase (decrease) in accrued expenses	(40,697)	2,837	14,076	20,402
Net cash provided by (used in) operating activities	(387,040)	(16,712)	(602,404)	(91,801)
Purchase of equipment	(1,630)	0	(32,194)	0
Net cash prodided by (used in) financing activities	(1,630)	0	(32,194)	0
Contributed capital - debt forgiven	0	0	28,436	0
Proceeds from issuance of common stock	90,000	8,750	2,066,476	55
Proceeds of debt borrowings	0	14,500	14,500	86,114
Principal payments	0	0	(14,500)	0
Net cash provided by financing activities	90,000	23,250	2,094,912	86,169
Foreign currency translations	(4,958)	0	6,485	0
Change in cash	$ (303,628)	$ 6,538	$ 1,466,798	$ (5,632)
Cash at beginning of period	1,469,267	2,469	2,469	8,101
Cash at end of period	1,165,638	9,007	1,469,267	2,469
Debt discount arising from beneficial conversion feature	0	0	0	82,614
Debt and accrued interest converted into equity	0	130,849	132,642	51,620